STOCK-BASED COMPENSATION (Details 3) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Offsetting Assets [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	1,650,705	1,197,252
Equity Option [Member]
Offsetting Assets [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	1,650,705	1,197,252	1,059,315
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	8 years 4 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 6.58	$ 5.25	$ 4.74
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	1,193,680
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 5.69
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value	$ 1,090,966
Equity Option [Member] | Minimum [Member]
Offsetting Assets [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 1.98
Equity Option [Member] | Maximum [Member]
Offsetting Assets [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 17.70